INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:

	Year Ended December 31
	2013	2012	2011
	US$	US$	US$
Tax computed at statutory rate	515,658	852,640	774,327
Decrease in income taxes resulting from temporary differences		-	(118,030)
Others	9,319	10,155	-
	524,977	862,795	656,297

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provision (Benefit) for income taxes consists of:

	Year Ended December 31
	2013	2012	2011
	US$	US$	US$
Current provision	524,977	862,795	774,327
Deferred provision (benefit)	(2,698)	-	(118,030)
Total provision for income taxes	522,279	862,795	656,297